TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statement of Cash Flows	C-19
Financial Highlights	C-20
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-3
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-7
Special Meetings of Shareholders	F-13
Where to Go for More Information	F-14

     The 2010 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

     The 2010 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management	2,518	$25,302	$25,394
Diversified Bond	Diversified Bond	4,212	41,041	42,177
Floating Rate Loan	Floating Rate Loan	2,269	17,462	16,995
High Yield Bond	High Yield Bond	6,878	39,036	44,080
Inflation Managed	Inflation Managed	7,532	77,298	88,855
Managed Bond	Managed Bond	13,384	141,554	156,120
Short Duration Bond	Short Duration Bond	2,927	27,448	27,656
American Funds® Growth	American Funds Growth	2,350	17,006	19,777
American Funds Growth-Income	American Funds Growth-Income	2,597	24,048	24,243
Comstock	Comstock	3,689	25,823	31,777
Dividend Growth	Dividend Growth	2,125	18,249	20,686
Equity Index	Equity Index	3,112	54,585	85,468
Focused 30	Focused 30	523	3,196	6,532
Growth LT	Growth LT	4,377	63,354	86,898
Large-Cap Growth	Large-Cap Growth	3,231	14,376	19,138
Large-Cap Value	Large-Cap Value	4,531	43,051	51,138
Long/Short Large-Cap	Long/Short Large-Cap	2,318	19,175	21,426
Main Street® Core	Main Street Core	4,689	79,289	90,989
Mid-Cap Equity	Mid-Cap Equity	2,726	27,651	40,125
Mid-Cap Growth	Mid-Cap Growth	2,527	12,491	25,336
Mid-Cap Value	Mid-Cap Value	1,157	11,315	16,564
Small-Cap Equity	Small-Cap Equity	950	10,544	13,550
Small-Cap Growth	Small-Cap Growth	1,426	10,230	16,919
Small-Cap Index	Small-Cap Index	1,435	11,834	16,620
Small-Cap Value	Small-Cap Value	1,044	10,487	14,310
Health Sciences	Health Sciences	449	3,679	5,194
Real Estate	Real Estate	1,038	9,815	15,122
Technology	Technology	631	2,074	3,486
Emerging Markets	Emerging Markets	2,595	16,424	44,334
International Large-Cap	International Large-Cap	6,377	36,895	42,305
International Small-Cap	International Small-Cap	1,536	12,617	12,963
International Value	International Value	5,467	56,962	59,675
American Funds Asset Allocation	American Funds Asset Allocation	89	1,025	1,275
Pacific Dynamix — Conservative Growth	Pacific Dynamix — Conservative Growth	80	913	953
Pacific Dynamix — Moderate Growth	Pacific Dynamix — Moderate Growth	150	1,794	1,913
Pacific Dynamix — Growth	Pacific Dynamix — Growth	124	1,503	1,638

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Multi-Asset Series II	Invesco V.I. Global Multi-Asset Series II	30	424	459
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	20	230	266

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	234	2,213	2,658

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,343	16,160	19,454

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	235	1,354	1,809

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	65	991	1,059

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset — Advisor Class	121	1,461	1,536

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$25,394	$42,177	$16,995	$44,080	$88,855	$156,120	$27,656
Receivables:
Due from Pacific Life Insurance Company	4	21	2	15	54	23	5

Total Assets	25,398	42,198	16,997	44,095	88,909	156,143	27,661

LIABILITIES
Payables:
Fund shares purchased	2	21	2	14	52	22	2
Other	—	3	2	—	—	—	—

Total Liabilities	2	24	4	14	52	22	2

NET ASSETS	$25,396	$42,174	$16,993	$44,081	$88,857	$156,121	$27,659

Units Outstanding	1,605	3,686	1,922	1,235	2,637	4,235	2,525

Accumulation Unit Value	$15.82	$11.44	$8.84	$35.69	$33.69	$36.87	$10.95

Cost of Investments	$25,302	$41,041	$17,462	$39,036	$77,298	$141,554	$27,448

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

ASSETS
Investments in affiliated mutual funds, at value	$19,777	$24,243	$31,777	$20,686	$85,468	$6,532	$86,898
Receivables:
Due from Pacific Life Insurance Company	—	11	—	—	—	—	—
Fund shares redeemed	5	—	17	10	31	—	14

Total Assets	19,782	24,254	31,794	20,696	85,499	6,532	86,912

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	—	17	8	29	—	11
Fund shares purchased	—	10	—	—	—	—	—

Total Liabilities	2	10	17	8	29	—	11

NET ASSETS	$19,780	$24,244	$31,777	$20,688	$85,470	$6,532	$86,901

Units Outstanding	1,574	2,194	3,093	1,858	2,287	546	2,370

Accumulation Unit Value	$12.56	$11.05	$10.27	$11.13	$37.37	$11.97	$36.67

Cost of Investments	$17,006	$24,048	$25,823	$18,249	$54,585	$3,196	$63,354

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

ASSETS
Investments in affiliated mutual funds, at value	$19,138	$51,138	$21,426	$90,989	$40,125	$25,336	$16,564
Receivables:
Fund shares redeemed	31	3	12	26	28	23	104

Total Assets	19,169	51,141	21,438	91,015	40,153	25,359	16,668

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	29	3	12	25	22	23	104
Other	—	—	2	—	—	—	2

Total Liabilities	29	3	14	25	22	23	106

NET ASSETS	$19,140	$51,138	$21,424	$90,990	$40,131	$25,336	$16,562

Units Outstanding	2,857	3,814	2,344	2,799	1,758	2,431	1,054

Accumulation Unit Value	$6.70	$13.41	$9.14	$32.51	$22.82	$10.42	$15.71

Cost of Investments	$14,376	$43,051	$19,175	$79,289	$27,651	$12,491	$11,315

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

ASSETS
Investments in affiliated mutual funds, at value	$13,550	$16,919	$16,620	$14,310	$5,194	$15,122	$3,486
Receivables:
Due from Pacific Life Insurance Company	9	—	—	13	—	—	—
Fund shares redeemed	—	10	22	—	—	7	—

Total Assets	13,559	16,929	16,642	14,323	5,194	15,129	3,486

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	10	21	—	—	6	—
Fund shares purchased	9	—	—	12	—	—	—
Other	2	—	—	—	—	—	—

Total Liabilities	11	10	21	12	—	6	—

NET ASSETS	$13,548	$16,919	$16,621	$14,311	$5,194	$15,123	$3,486

Units Outstanding	867	1,333	956	621	370	462	575

Accumulation Unit Value	$15.63	$12.69	$17.38	$23.04	$14.05	$32.70	$6.07

Cost of Investments	$10,544	$10,230	$11,834	$10,487	$3,679	$9,815	$2,074

						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$44,334	$42,305	$12,963	$59,675	$1,275	$953	$1,913
Receivables:
Due from Pacific Life Insurance Company	79	8	—	22	—	—	—
Fund shares redeemed	—	—	8	—	—	—	—

Total Assets	44,413	42,313	12,971	59,697	1,275	953	1,913

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	8	—	—	—	—
Fund shares purchased	77	2	—	19	—	—	—

Total Liabilities	77	2	8	19	—	—	—

NET ASSETS	$44,336	$42,311	$12,963	$59,678	$1,275	$953	$1,913

Units Outstanding	1,343	3,982	1,510	3,749	90	77	146

Accumulation Unit Value	$33.01	$10.63	$8.58	$15.92	$14.20	$12.34	$13.11

Cost of Investments	$16,424	$36,895	$12,617	$56,962	$1,025	$913	$1,794

Pacific
Dynamix -
Growth

ASSETS
Investments in affiliated mutual funds, at value	$1,638

Total Assets	1,638

NET ASSETS (1)	$1,638

Units Outstanding	118

Accumulation Unit Value	$13.86

Cost of Investments	$1,503

(1)	No outstanding liabilities for the variable account as of December 31, 2010.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
		Invesco
		Van Kampen			Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein		Templeton VIP	GE
	Global	Tactical Asset	VPS Balanced	BlackRock	Founding Funds	Investments	PIMCO Global
	Multi-Asset	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Multi-Asset -
	Series II	Series II	Class B	V.I. Class III	Class 4	Class 3	Advisor Class

ASSETS
Investments in mutual funds, at value	$459	$266	$2,658	$19,454	$1,809	$1,059	$1,536
Receivables:
Fund shares redeemed	—	—	—	1	—	—	—

Total Assets	459	266	2,658	19,455	1,809	1,059	1,536

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	1	—	—	—

Other	—	—	—	2	—	—	—

Total Liabilities	—	—	—	3	—	—	—

NET ASSETS	$459	$266	$2,658	$19,452	$1,809	$1,059	$1,536

Units Outstanding	31	19	281	1,899	196	78	143

Accumulation Unit Value	$14.71	$13.63	$9.47	$10.24	$9.24	$13.53	$10.73

Cost of Investments	$424	$230	$2,213	$16,160	$1,354	$991	$1,461

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1	$1,262	$803	$3,354	$1,820	$5,380	$409
EXPENSES
Mortality and expense risk fees	350	512	211	552	1,147	1,894	345

Net Investment Income (Loss)	(349)	750	592	2,802	673	3,486	64

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	16	(31)	(1,420)	(569)	907	297	(135)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	16	(31)	(1,420)	(569)	907	297	(135)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(32)	1,913	1,800	3,074	5,080	7,023	636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($365)	$2,632	$972	$5,307	$6,660	$10,806	$565

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments (1)	$1	$—	$375	$178	$1,615	$—	$926
EXPENSES
Mortality and expense risk fees	240	306	381	216	1,109	98	1,069

Net Investment Income (Loss)	(239)	(306)	(6)	(38)	506	(98)	(143)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(2,529)	(1,302)	(256)	(106)	8,316	1,441	2,533
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(2,529)	(1,302)	(256)	(106)	8,316	1,441	2,533

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	5,629	3,849	4,305	1,604	2,693	(824)	5,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,861	$2,241	$4,043	$1,460	$11,515	$519	$7,888

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$760	$166	$683	$358	$42	$161
EXPENSES
Mortality and expense risk fees	229	638	251	820	485	267	198

Net Investment Income (Loss)	(229)	122	(85)	(137)	(127)	(225)	(37)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(818)	(310)	(638)	87	1,385	1,166	270
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(818)	(310)	(638)	87	1,385	1,166	270

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	3,317	4,025	2,898	9,899	6,481	4,930	2,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,270	$3,837	$2,175	$9,849	$7,739	$5,871	$2,935

(1)	The dividend income for the American Funds Growth-Income Variable Account in full dollars was less than $500 for the year and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$85	$—	$126	$261	$—	$189	$—
EXPENSES
Mortality and expense risk fees	147	196	182	157	49	179	41

Net Investment Income (Loss)	(62)	(196)	(56)	104	(49)	10	(41)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(113)	771	346	562	105	541	182
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(113)	771	346	562	105	541	182

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	2,122	2,776	2,944	2,090	678	3,010	440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,947	$3,351	$3,234	$2,756	$734	$3,561	$581

						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$430	$444	$300	$1,613	$—	$16	$28
EXPENSES
Mortality and expense risk fees	490	520	145	772	13	7	17

Net Investment Income (Loss)	(60)	(76)	155	841	(13)	9	11

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	2,819	(1,065)	(987)	(1,508)	(1)	—	(4)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	18	26

Realized Gain (Loss)	2,819	(1,065)	(987)	(1,508)	(1)	18	22

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	5,995	4,476	3,340	1,041	132	36	113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,754	$3,335	$2,508	$374	$118	$63	$146

Pacific
Dynamix -
Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$19
EXPENSES
Mortality and expense risk fees	13

Net Investment Income	6

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(14)
Capital gain distributions from affiliated mutual fund investments	45

Realized Gain	31

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	94

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
		Invesco
		Van Kampen			Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein		Templeton VIP	GE
	Global	Tactical Asset	VPS Balanced	BlackRock	Founding Funds	Investments	PIMCO Global
	Multi-Asset	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Multi-Asset -
	Series II	Series II	Class B	V.I. Class III	Class 4	Class 3	Advisor Class (1)

INVESTMENT INCOME
Dividends from mutual fund investments	$1	$1	$64	$204	$37	$12	$31
EXPENSES
Mortality and expense risk fees	2	3	31	224	21	6	7

Net Investment Income (Loss)	(1)	(2)	33	(20)	16	6	24

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(2)	(6)	(35)	(111)	(13)	(6)	(1)
Capital gain distributions from mutual fund investments (2)	—	2	—	111	—	—	4

Realized Gain (Loss)	(2)	(4)	(35)	—	(13)	(6)	3

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	27	25	197	1,510	138	67	75

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24	$19	$195	$1,490	$141	$67	$102

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	The capital gain distribution for the Franklin Templeton VIP Founding Funds Allocation Class 4 Variable Account in full dollars was less than $500 for the year and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($349)	($447)	$750	$730	$592	$503
Realized gain (loss)	16	30	(31)	(751)	(1,420)	(1,517)
Change in unrealized appreciation (depreciation) on investments	(32)	(31)	1,913	3,807	1,800	3,962

Net Increase (Decrease) in Net Assets Resulting from Operations	(365)	(448)	2,632	3,786	972	2,948

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	517	488	551	331	230	143
Transfers between variable and fixed accounts, net	4,182	(14,056)	9,538	1,899	1,379	2,845
Contract charges and deductions	(583)	(2,784)	(905)	(505)	(340)	(267)
Surrenders	(7,190)	(13,722)	(3,499)	(2,848)	(1,357)	(1,265)
Other	—	4	(3)	10	(1)	8

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,074)	(30,070)	5,682	(1,113)	(89)	1,464

NET INCREASE (DECREASE) IN NET ASSETS	(3,439)	(30,518)	8,314	2,673	883	4,412

NET ASSETS
Beginning of Year	28,835	59,353	33,860	31,187	16,110	11,698

End of Year	$25,396	$28,835	$42,174	$33,860	$16,993	$16,110

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,802	$2,723	$673	$2,399	$3,486	$7,078
Realized gain (loss)	(569)	(2,334)	907	3,653	297	8,952
Change in unrealized appreciation on investments	3,074	12,464	5,080	9,345	7,023	7,083

Net Increase in Net Assets Resulting from Operations	5,307	12,853	6,660	15,397	10,806	23,113

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	376	505	1,080	835	1,467	1,317
Transfers between variable and fixed accounts, net	(3,469)	6,845	1,451	(3,645)	23,834	(2,156)
Contract charges and deductions	(1,428)	(675)	(2,743)	(2,672)	(3,771)	(2,982)
Surrenders	(4,008)	(3,731)	(8,355)	(7,453)	(15,630)	(11,232)
Other	(2)	7	(—)	24	(—)	25

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,531)	2,951	(8,567)	(12,911)	5,900	(15,028)

NET INCREASE (DECREASE) IN NET ASSETS	(3,224)	15,804	(1,907)	2,486	16,706	8,085

NET ASSETS
Beginning of Year	47,305	31,501	90,764	88,278	139,415	131,330

End of Year	$44,081	$47,305	$88,857	$90,764	$156,121	$139,415

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$64	$436	($239)	($241)	($306)	($16)
Realized loss	(135)	(817)	(2,529)	(2,129)	(1,302)	(37)
Change in unrealized appreciation on investments	636	2,191	5,629	8,695	3,849	6,274

Net Increase in Net Assets Resulting from Operations	565	1,810	2,861	6,325	2,241	6,221

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	329	267	184	211	312	190
Transfers between variable and fixed accounts, net	4,238	(1,334)	(2,328)	(8,565)	(3,029)	(1,140)
Contract charges and deductions	(677)	(453)	(377)	(272)	(708)	(361)
Surrenders	(2,459)	(2,723)	(1,571)	(1,947)	(2,014)	(1,983)
Other	(—)	7	—	37	1	30

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,431	(4,236)	(4,092)	(10,536)	(5,438)	(3,264)

NET INCREASE (DECREASE) IN NET ASSETS	1,996	(2,426)	(1,231)	(4,211)	(3,197)	2,957

NET ASSETS
Beginning of Year	25,663	28,089	21,011	25,222	27,441	24,484

End of Year	$27,659	$25,663	$19,780	$21,011	$24,244	$27,441

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6)	$45	($38)	$20	$506	$466
Realized gain (loss)	(256)	(1,822)	(106)	(3,692)	8,316	1,131
Change in unrealized appreciation on investments	4,305	8,775	1,604	7,085	2,693	19,900

Net Increase in Net Assets Resulting from Operations	4,043	6,998	1,460	3,413	11,515	21,497

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	385	273	153	118	779	774
Transfers between variable and fixed accounts, net	(1,540)	1,873	7,444	(7,385)	(21,061)	14,611
Contract charges and deductions	(558)	(369)	(301)	(181)	(1,967)	(2,138)
Surrenders	(2,563)	(2,558)	(1,393)	(1,200)	(7,268)	(8,329)
Other	—	6	(—)	4	7	16

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,276)	(775)	5,903	(8,644)	(29,510)	4,934

NET INCREASE (DECREASE) IN NET ASSETS	(233)	6,223	7,363	(5,231)	(17,995)	26,431

NET ASSETS
Beginning of Year	32,010	25,787	13,325	18,556	103,465	77,034

End of Year	$31,777	$32,010	$20,688	$13,325	$85,470	$103,465

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Focused 30		Growth LT		Large-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($98)	($120)	($143)	($154)	($229)	($174)
Realized gain (loss)	1,441	(1,358)	2,533	(1,556)	(818)	(2,100)
Change in unrealized appreciation (depreciation) on investments	(824)	5,168	5,498	26,485	3,317	7,667

Net Increase in Net Assets Resulting from Operations	519	3,690	7,888	24,775	2,270	5,393

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46	107	530	1,011	223	190
Transfers between variable and fixed accounts, net	(3,355)	(3,415)	(3,833)	(3,815)	(777)	6,734
Contract charges and deductions	(148)	(50)	(1,777)	(1,751)	(441)	(224)
Surrenders	(733)	(1,211)	(7,129)	(6,302)	(1,590)	(1,490)
Other	1	2	(1)	9	(—)	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,189)	(4,567)	(12,210)	(10,848)	(2,585)	5,213

NET INCREASE (DECREASE) IN NET ASSETS	(3,670)	(877)	(4,322)	13,927	(315)	10,606

NET ASSETS
Beginning of Year	10,202	11,079	91,223	77,296	19,455	8,849

End of Year	$6,532	$10,202	$86,901	$91,223	$19,140	$19,455

	Large-Cap Value		Long/Short Large-Cap		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$122	$398	($85)	($65)	($137)	$114
Realized gain (loss)	(310)	(2,046)	(638)	(945)	87	(4,595)
Change in unrealized appreciation on investments	4,025	12,165	2,898	5,360	9,899	19,018

Net Increase in Net Assets Resulting from Operations	3,837	10,517	2,175	4,350	9,849	14,537

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	671	592	279	170	549	421
Transfers between variable and fixed accounts, net	(3,481)	6,846	983	6,089	23,697	(8,885)
Contract charges and deductions	(1,140)	(787)	(371)	(214)	(1,946)	(1,528)
Surrenders	(4,450)	(4,470)	(1,720)	(1,420)	(5,832)	(5,469)
Other	(—)	7	(—)	2	1	32

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,400)	2,188	(829)	4,627	16,469	(15,429)

NET INCREASE (DECREASE) IN NET ASSETS	(4,563)	12,705	1,346	8,977	26,318	(892)

NET ASSETS
Beginning of Year	55,701	42,996	20,078	11,101	64,672	65,564

End of Year	$51,138	$55,701	$21,424	$20,078	$90,990	$64,672

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($127)	($112)	($225)	($155)	($37)	($23)
Realized gain (loss)	1,385	(7,265)	1,166	(1,533)	270	1,261
Change in unrealized appreciation on investments	6,481	19,333	4,930	9,472	2,702	2,547

Net Increase in Net Assets Resulting from Operations	7,739	11,956	5,871	7,784	2,935	3,785

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	369	424	261	194	206	83
Transfers between variable and fixed accounts, net	(3,914)	(21,212)	(32)	3,060	(1,306)	13,560
Contract charges and deductions	(831)	(761)	(323)	(263)	(273)	(128)
Surrenders	(3,865)	(3,640)	(1,926)	(1,643)	(1,433)	(867)
Other	2	13	—	2	(—)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,239)	(25,176)	(2,020)	1,350	(2,806)	12,648

NET INCREASE (DECREASE) IN NET ASSETS	(500)	(13,220)	3,851	9,134	129	16,433

NET ASSETS
Beginning of Year or Period	40,631	53,851	21,485	12,351	16,433	—

End of Year or Period	$40,131	$40,631	$25,336	$21,485	$16,562	$16,433

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($62)	($55)	($196)	($180)	($56)	($15)
Realized gain (loss)	(113)	(1,277)	771	(1,074)	346	347
Change in unrealized appreciation on investments	2,122	3,666	2,776	6,666	2,944	2,700

Net Increase in Net Assets Resulting from Operations	1,947	2,334	3,351	5,412	3,234	3,032

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	163	142	155	193	323	136
Transfers between variable and fixed accounts, net	2,356	(763)	(1,142)	(1,409)	(191)	(1,636)
Contract charges and deductions	(283)	(100)	(286)	(337)	(282)	(336)
Surrenders	(1,074)	(957)	(1,564)	(1,445)	(1,185)	(1,021)
Other	(1)	1	(1)	2	(1)	4

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,161	(1,677)	(2,838)	(2,996)	(1,336)	(2,853)

NET INCREASE IN NET ASSETS	3,108	657	513	2,416	1,898	179

NET ASSETS
Beginning of Year	10,440	9,783	16,406	13,990	14,723	14,544

End of Year	$13,548	$10,440	$16,919	$16,406	$16,621	$14,723

(1)	Operations commenced on May 1, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Small-Cap Value		Health Sciences		Real Estate

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$104	$133	($49)	($38)	$10	$94
Realized gain (loss)	562	(1,072)	105	(50)	541	(1,379)
Change in unrealized appreciation on investments	2,090	3,298	678	779	3,010	4,642

Net Increase in Net Assets Resulting from Operations	2,756	2,359	734	691	3,561	3,357

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	124	113	22	24	130	125
Transfers between variable and fixed accounts, net	118	(689)	1,133	(117)	(1,057)	(580)
Contract charges and deductions	(196)	(130)	(90)	(56)	(339)	(230)
Surrenders	(1,401)	(1,168)	(263)	(222)	(1,586)	(885)
Other	(1)	2	—	—	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,356)	(1,872)	802	(371)	(2,852)	(1,569)

NET INCREASE IN NET ASSETS	1,400	487	1,536	320	709	1,788

NET ASSETS
Beginning of Year	12,911	12,424	3,658	3,338	14,414	12,626

End of Year	$14,311	$12,911	$5,194	$3,658	$15,123	$14,414

	Technology		Emerging Markets		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($41)	($31)	($60)	($127)	($76)	$114
Realized gain (loss)	182	(26)	2,819	4,963	(1,065)	(4,973)
Change in unrealized appreciation on investments	440	1,065	5,995	15,298	4,476	15,889

Net Increase in Net Assets Resulting from Operations	581	1,008	8,754	20,134	3,335	11,030

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	14	50	288	271	485	425
Transfers between variable and fixed accounts, net	(423)	1,236	(2,564)	(3,001)	(2,759)	(5,509)
Contract charges and deductions	(38)	(29)	(647)	(383)	(875)	(620)
Surrenders	(282)	(145)	(3,243)	(3,293)	(3,846)	(3,762)
Other	(—)	(—)	1	1	1	5

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(729)	1,112	(6,165)	(6,405)	(6,994)	(9,461)

NET INCREASE (DECREASE) IN NET ASSETS	(148)	2,120	2,589	13,729	(3,659)	1,569

NET ASSETS
Beginning of Year	3,634	1,514	41,747	28,018	45,970	44,401

End of Year	$3,486	$3,634	$44,336	$41,747	$42,311	$45,970

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	International Small-Cap		International Value		American Funds Asset Allocation (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$155	$14	$841	$566	($13)	$8
Realized loss	(987)	(1,507)	(1,508)	(9,517)	(1)	(163)
Change in unrealized appreciation on investments	3,340	4,266	1,041	23,907	132	118

Net Increase (Decrease) in Net Assets Resulting from Operations	2,508	2,773	374	14,956	118	(37)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	152	109	571	599	2	1
Transfers between variable and fixed accounts, net	(154)	397	(5,844)	(12,218)	313	998
Contract charges and deductions	(230)	(125)	(1,171)	(1,165)	(46)	(1)
Surrenders	(1,020)	(965)	(4,844)	(5,465)	(26)	(47)
Other	—	2	(3)	38	(—)	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,252)	(582)	(11,291)	(18,211)	243	951

NET INCREASE (DECREASE) IN NET ASSETS	1,256	2,191	(10,917)	(3,255)	361	914

NET ASSETS
Beginning of Year or Period	11,707	9,516	70,595	73,850	914	—

End of Year or Period	$12,963	$11,707	$59,678	$70,595	$1,275	$914

	Pacific Dynamix - Conservative Growth (2)		Pacific Dynamix - Moderate Growth (3)		Pacific Dynamix - Growth (4)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9	$3	$11	$4	$6	$—
Realized gain	18	4	22	4	31	7
Change in unrealized appreciation on investments	36	3	113	5	94	41

Net Increase in Net Assets Resulting from Operations	63	10	146	13	131	48

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20	—	54	—	2	—
Transfers between variable and fixed accounts, net	543	367	1,303	538	1,257	290
Contract charges and deductions	(1)	(—)	(3)	(—)	(3)	(—)
Surrenders	(42)	(6)	(137)	(—)	(87)	(—)
Other	(—)	(1)	(—)	(1)	(—)	(—)

Net Increase in Net Assets Derived from Contract Owner Transactions	520	360	1,217	537	1,169	290

NET INCREASE IN NET ASSETS	583	370	1,363	550	1,300	338

NET ASSETS
Beginning of Year or Periods	370	—	550	—	338	—

End of Year or Periods	$953	$370	$1,913	$550	$1,638	$338

(1)	Operations commenced on February 5, 2009.

(2)	Operations commenced on May 13, 2009.

(3)	Operations commenced on August 12, 2009.

(4)	Operations commenced on May 4, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Invesco V.I. Global		Invesco Van Kampen V.I. Global		AllianceBernstein VPS Balanced
	Multi-Asset Series II (1)		Tactical Asset Allocation Series II (2)		Wealth Strategy Class B

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1)	$1	($2)	$3	$33	($6)
Realized gain (loss)	(2)	(1)	(4)	7	(35)	(82)
Change in unrealized appreciation on investments	27	8	25	10	197	528

Net Increase in Net Assets Resulting from Operations	24	8	19	20	195	440

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3	—	5	36	31	10
Transfers between variable and fixed accounts, net	389	78	34	166	91	845
Contract charges and deductions	—	(—)	(1)	(—)	(125)	(14)
Surrenders	(39)	(4)	(7)	(6)	(130)	(168)
Other	(—)	(—)	(—)	(—)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	353	74	31	196	(133)	673

NET INCREASE IN NET ASSETS	377	82	50	216	62	1,113

NET ASSETS
Beginning of Year or Periods	82	—	216	—	2,596	1,483

End of Year or Periods	$459	$82	$266	$216	$2,658	$2,596

	BlackRock Global Allocation		Franklin Templeton VIP Founding		GE Investments Total
	V.I. Class III		Funds Allocation Class 4		Return Class 3 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($20)	$133	$16	$23	$6	$2
Realized gain (loss)	—	(482)	(13)	(162)	(6)	20
Change in unrealized appreciation on investments	1,510	2,778	138	515	67	2

Net Increase in Net Assets Resulting from Operations	1,490	2,429	141	376	67	24

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	185	435	39	37	—	—
Transfers between variable and fixed accounts, net	1,484	9,043	63	727	770	237
Contract charges and deductions	(242)	(57)	(33)	(12)	(1)	(—)
Surrenders	(976)	(944)	(92)	(159)	(37)	(1)
Other	(—)	1	—	(1)	(—)	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	451	8,478	(23)	592	732	236

NET INCREASE IN NET ASSETS	1,941	10,907	118	968	799	260

NET ASSETS
Beginning of Year or Period	17,511	6,604	1,691	723	260	—

End of Year or Period	$19,452	$17,511	$1,809	$1,691	$1,059	$260

(1)	Operations commenced on February 17, 2009.

(2)	Operations commenced on February 12, 2009.

(3)	Operations commenced on February 19, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

Variable Account
Period Ended
December 31,
2010
PIMCO Global
Multi-Asset - Advisor Class (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24
Realized gain	3
Change in unrealized appreciation on investments	75

Net Increase in Net Assets Resulting from Operations	102

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—
Transfers between variable and fixed accounts, net	1,494
Contract charges and deductions	(15)
Surrenders	(45)
Other	—

Net Increase in Net Assets Derived from Contract Owner Transactions	1,434

NET INCREASE IN NET ASSETS	1,536

NET ASSETS
Beginning of Period	—

End of Period	$1,536

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Cash Management
2010	$15.82	1,605	$25,396	0.01%	1.25%	(1.29%)
2009	16.03	1,799	28,835	0.23%	1.25%	(1.07%)
2008	16.20	3,663	59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%

Diversified Bond
2010	$11.44	3,686	$42,174	3.08%	1.25%	6.70%
2009	10.72	3,158	33,860	3.55%	1.25%	12.72%
2008	9.51	3,278	31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006 - 12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Floating Rate Loan
2010	$8.84	1,922	$16,993	4.75%	1.25%	5.94%
2009	8.34	1,931	16,110	4.68%	1.25%	22.76%
2008	6.80	1,721	11,698	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

High Yield Bond
2010	$35.69	1,235	$44,081	7.60%	1.25%	13.10%
2009	31.56	1,499	47,305	8.04%	1.25%	38.14%
2008	22.85	1,379	31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%

Inflation Managed
2010	$33.69	2,637	$88,857	1.98%	1.25%	7.43%
2009	31.36	2,894	90,764	3.98%	1.25%	19.30%
2008	26.29	3,358	88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)

Managed Bond
2010	$36.87	4,235	$156,121	3.55%	1.25%	7.61%
2009	34.26	4,069	139,415	6.63%	1.25%	19.51%
2008	28.67	4,581	131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%

Short Duration Bond
2010	$10.95	2,525	$27,659	1.48%	1.25%	2.12%
2009	10.73	2,393	25,663	2.93%	1.25%	7.31%
2008	10.00	2,810	28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%

American Funds Growth
2010 (4)	$12.56	1,574	$19,780	0.00%	1.25%	16.79%
2009	10.76	1,953	21,011	0.11%	1.25%	37.14%
2008	7.84	3,216	25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%

American Funds Growth-Income
2010 (4)	$11.05	2,194	$24,244	0.00%	1.25%	9.65%
2009	10.08	2,723	27,441	1.18%	1.25%	29.11%
2008	7.81	3,136	24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%

Comstock
2010	$10.27	3,093	$31,777	1.23%	1.25%	13.99%
2009	9.01	3,552	32,010	1.41%	1.25%	27.08%
2008	7.09	3,636	25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%

Dividend Growth
2010	$11.13	1,858	$20,688	1.03%	1.25%	9.40%
2009	10.18	1,309	13,325	1.39%	1.25%	30.76%
2008	7.78	2,384	18,556	0.94%	1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%

See Notes to Financial Statements	See explanation of references on page H-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Equity Index
2010	$37.37	2,287	$85,470	1.82%	1.25%	13.38%
2009	32.96	3,139	103,465	1.78%	1.25%	24.79%
2008	26.41	2,917	77,034	1.83%	1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%

Focused 30
2010	$11.97	546	$6,532	0.00%	1.25%	8.98%
2009	10.98	929	10,202	0.00%	1.25%	48.56%
2008	7.39	1,499	11,079	0.05%	1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%

Growth LT
2010	$36.67	2,370	$86,901	1.08%	1.25%	9.86%
2009	33.38	2,733	91,223	1.06%	1.25%	35.58%
2008	24.62	3,140	77,296	0.48%	1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%

Large-Cap Growth
2010	$6.70	2,857	$19,140	0.00%	1.25%	13.11%
2009	5.92	3,284	19,455	0.07%	1.25%	38.75%
2008	4.27	2,073	8,849	0.00%	1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)

Large-Cap Value
2010	$13.41	3,814	$51,138	1.49%	1.25%	7.73%
2009	12.44	4,476	55,701	2.07%	1.25%	21.60%
2008	10.23	4,201	42,996	1.63%	1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%

Long/Short Large-Cap
2010	$9.14	2,344	$21,424	0.83%	1.25%	10.83%
2009	8.25	2,435	20,078	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,696	11,101	0.88%	1.25%	(34.54%)

Main Street Core
2010	$32.51	2,799	$90,990	1.04%	1.25%	14.70%
2009	28.34	2,282	64,672	1.44%	1.25%	27.75%
2008	22.19	2,955	65,564	1.26%	1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%

Mid-Cap Equity
2010	$22.82	1,758	$40,131	0.92%	1.25%	21.96%
2009	18.71	2,171	40,631	0.98%	1.25%	37.92%
2008	13.57	3,969	53,851	1.45%	1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%

Mid-Cap Growth
2010	$10.42	2,431	$25,336	0.19%	1.25%	31.66%
2009	7.91	2,715	21,485	0.35%	1.25%	57.35%
2008	5.03	2,455	12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%

Mid-Cap Value
2010	$15.71	1,054	$16,562	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,252	16,433	1.00%	1.25%	31.26%

Small-Cap Equity
2010	$15.63	867	$13,548	0.73%	1.25%	18.62%
2009	13.18	792	10,440	0.69%	1.25%	28.60%
2008	10.25	955	9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%

Small-Cap Growth
2010	$12.69	1,333	$16,919	0.00%	1.25%	24.45%
2009	10.20	1,609	16,406	0.00%	1.25%	45.61%
2008	7.00	1,998	13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%

See Notes to Financial Statements	See explanation of references on page H-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Small-Cap Index
2010	$17.38	956	$16,621	0.87%	1.25%	24.85%
2009	13.92	1,058	14,723	1.14%	1.25%	26.60%
2008	11.00	1,323	14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%

Small-Cap Value
2010	$23.04	621	$14,311	2.08%	1.25%	23.78%
2009	18.61	694	12,911	2.41%	1.25%	25.60%
2008	14.82	838	12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%

Health Sciences
2010	$14.05	370	$5,194	0.00%	1.25%	21.81%
2009	11.54	317	3,658	0.12%	1.25%	25.65%
2008	9.18	363	3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%

Real Estate
2010	$32.70	462	$15,123	1.32%	1.25%	28.92%
2009	25.36	568	14,414	2.06%	1.25%	30.63%
2008	19.42	650	12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%

Technology
2010	$6.07	575	$3,486	0.00%	1.25%	20.00%
2009	5.06	719	3,634	0.00%	1.25%	50.68%
2008	3.36	451	1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%

Emerging Markets
2010	$33.01	1,343	$44,336	1.10%	1.25%	25.44%
2009	26.32	1,586	41,747	0.88%	1.25%	82.50%
2008	14.42	1,943	28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%

International Large-Cap
2010	$10.63	3,982	$42,311	1.07%	1.25%	9.01%
2009	9.75	4,716	45,970	1.53%	1.25%	31.95%
2008	7.39	6,010	44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%

International Small-Cap
2010	$8.58	1,510	$12,963	2.59%	1.25%	23.31%
2009	6.96	1,682	11,707	1.38%	1.25%	28.66%
2008	5.41	1,759	9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006 - 12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

International Value
2010	$15.92	3,749	$59,678	2.61%	1.25%	1.31%
2009	15.71	4,493	70,595	2.09%	1.25%	26.41%
2008	12.43	5,942	73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%

American Funds Asset Allocation
2010	$14.20	90	$1,275	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71	914	2.64%	1.25%	25.86%

Pacific Dynamix — Conservative Growth
2010	$12.34	77	$953	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	33	370	4.97%	1.25%	12.67%

Pacific Dynamix — Moderate Growth
2010	$13.11	146	$1,913	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46	550	4.63%	1.25%	7.39%

Pacific Dynamix — Growth
2010	$13.86	118	$1,638	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27	338	1.32%	1.25%	20.04%

See Notes to Financial Statements	See explanation of references on page H-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Invesco V.I. Global Multi-Asset Series II
2010	$14.71	31	$459	0.44%	1.25%	10.08%
02/17/2009 - 12/31/2009	13.36	6	82	2.39%	1.25%	36.24%

Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II
2010	$13.63	19	$266	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17	216	4.54%	1.25%	25.09%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2010	$9.47	281	$2,658	2.57%	1.25%	8.93%
2009	8.70	298	2,596	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	210	1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation V.I. Class III
2010	$10.24	1,899	$19,452	1.14%	1.25%	8.40%
2009	9.45	1,854	17,511	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	835	6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4
2010	$9.24	196	$1,809	2.14%	1.25%	8.87%
2009	8.49	199	1,691	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109	723	3.04%	1.25%	(34.26%)

GE Investments Total Return Class 3
2010	$13.53	78	$1,059	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	21	260	3.64%	1.25%	28.72%

PIMCO Global Multi-Asset — Advisor Class (5)
05/12/2010 - 12/31/2010	$10.73	143	$1,536	5.78%	1.25%	9.10%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.

(5)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of forty-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., and PIMCO Variable Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section G of this brochure.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the PIMCO Global Multi-Asset — Advisor Class Variable Account, which commenced operations on May 12, 2010.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     Cash Management, Dividend Growth, Invesco V.I. Global Multi-Asset Series II, and Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II Variable Accounts and Portfolios/Funds were formerly named Money Market, Diversified Research, AIM V.I. PowerShares ETF Allocation Series II, and Van Kampen LIT Global Tactical Asset Allocation Class II Variable Accounts and Portfolios/Funds, respectively.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 1,012,257 outstanding accumulation units (valued at $16,312,768) of the Equity Variable Account were exchanged for 528,131 accumulation units with equal value of the Main Street Core Variable Account, and a total of 903,099 outstanding accumulation units (valued at $23,547,665) of the Multi-Strategy Variable Account were exchanged for 419,299 accumulation units (valued at $12,951,216) of the Main Street Core Variable Account and 280,520 accumulation units (valued at $10,596,449) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2010, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$19,855	$23,278
Diversified Bond	15,320	8,886
Floating Rate Loan	4,646	4,143
High Yield Bond	9,831	15,561
Inflation Managed	6,951	14,846
Managed Bond	38,432	29,045
Short Duration Bond	7,900	6,406
American Funds Growth	2,165	6,496
American Funds Growth-Income	1,153	6,897
Comstock	1,396	5,679
Dividend Growth	8,467	2,601
Equity Index	2,704	31,711
Focused 30	1,033	5,320
Growth LT	1,360	13,714
Large-Cap Growth	1,068	3,883
Large-Cap Value	2,275	10,554
Long/Short Large-Cap	2,334	3,249
Main Street Core	30,278	13,944
Mid-Cap Equity	2,140	10,508
Mid-Cap Growth	5,423	7,669
Mid-Cap Value	1,926	4,769
Small-Cap Equity	4,134	3,034
Small-Cap Growth	3,202	6,236
Small-Cap Index	2,213	3,606
Small-Cap Value	4,489	5,741
Health Sciences	2,124	1,371
Real Estate	3,183	6,025
Technology	932	1,701
Emerging Markets	5,249	11,474
International Large-Cap	1,681	8,752
International Small-Cap	1,496	2,593
International Value	3,008	13,458
American Funds Asset Allocation	477	247
Pacific Dynamix — Conservative Growth	641	95
Pacific Dynamix — Moderate Growth	1,572	317
Pacific Dynamix — Growth	1,427	207
Invesco V.I. Global Multi-Asset Series II	424	73
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	169	138
AllianceBernstein VPS Balanced Wealth Strategy Class B	829	929
BlackRock Global Allocation V.I. Class III	4,074	3,532
Franklin Templeton VIP Founding Funds Allocation Class 4	304	311
GE Investments Total Return Class 3	934	196
PIMCO Global Multi-Asset — Advisor Class (1)	1,527	65

(1)	Operations commenced during 2010 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2010 and 2009 were as follows (amounts in thousands):

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	1,753	(1,947)	(194)	1,612	(3,476)	(1,864)
Diversified Bond	1,685	(1,157)	528	981	(1,101)	(120)
Floating Rate Loan	664	(673)	(9)	1,142	(932)	210
High Yield Bond	360	(624)	(264)	792	(672)	120
Inflation Managed	420	(677)	(257)	592	(1,056)	(464)
Managed Bond	1,305	(1,139)	166	828	(1,340)	(512)
Short Duration Bond	1,019	(887)	132	936	(1,353)	(417)
American Funds Growth	315	(694)	(379)	582	(1,845)	(1,263)
American Funds Growth-Income	305	(834)	(529)	432	(845)	(413)
Comstock	352	(811)	(459)	841	(925)	(84)
Dividend Growth	890	(341)	549	165	(1,240)	(1,075)
Equity Index	131	(983)	(852)	908	(686)	222
Focused 30	184	(567)	(383)	696	(1,266)	(570)
Growth LT	93	(456)	(363)	153	(560)	(407)
Large-Cap Growth	446	(873)	(427)	2,223	(1,012)	1,211
Large-Cap Value	435	(1,097)	(662)	1,421	(1,146)	275
Long/Short Large-Cap	487	(578)	(91)	1,196	(457)	739
Main Street Core	1,027	(510)	517	145	(818)	(673)
Mid-Cap Equity	204	(617)	(413)	409	(2,207)	(1,798)
Mid-Cap Growth	862	(1,146)	(284)	1,430	(1,170)	260
Mid-Cap Value (1)	281	(479)	(198)	1,461	(209)	1,252
Small-Cap Equity	375	(300)	75	316	(479)	(163)
Small-Cap Growth	395	(671)	(276)	582	(971)	(389)
Small-Cap Index	179	(281)	(102)	173	(438)	(265)
Small-Cap Value	269	(342)	(73)	288	(432)	(144)
Health Sciences	184	(131)	53	175	(221)	(46)
Real Estate	162	(268)	(106)	177	(259)	(82)
Technology	328	(472)	(144)	629	(361)	268
Emerging Markets	316	(559)	(243)	480	(837)	(357)
International Large-Cap	521	(1,255)	(734)	675	(1,969)	(1,294)
International Small-Cap	333	(505)	(172)	489	(566)	(77)
International Value	364	(1,108)	(744)	600	(2,049)	(1,449)
American Funds Asset Allocation (2)	39	(20)	19	365	(294)	71
Pacific Dynamix — Conservative Growth (3)	52	(8)	44	34	(1)	33
Pacific Dynamix — Moderate Growth (4)	126	(26)	100	46	(—)	46
Pacific Dynamix — Growth (5)	108	(17)	91	28	(1)	27
Invesco V.I. Global Multi-Asset Series II (6)	30	(5)	25	7	(1)	6
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (7)	14	(12)	2	19	(2)	17
AllianceBernstein VPS Balanced Wealth Strategy Class B	91	(108)	(17)	135	(47)	88
BlackRock Global Allocation V.I. Class III	484	(439)	45	1,523	(504)	1,019
Franklin Templeton VIP Founding Funds Allocation Class 4	33	(36)	(3)	142	(52)	90
GE Investments Total Return Class 3 (8)	73	(16)	57	43	(22)	21
PIMCO Global Multi-Asset — Advisor Class (9)	151	(8)	143

(1)	Operations commenced on May 1, 2009.

(2)	Operations commenced on February 5, 2009.

(3)	Operations commenced on May 13, 2009.

(4)	Operations commenced on August 12, 2009.

(5)	Operations commenced on May 4, 2009.

(6)	Operations commenced on February 17, 2009.

(7)	Operations commenced on February 12, 2009.

(8)	Operations commenced on February 19, 2009.

(9)	Operations commenced during 2010 (See Note 1).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account (the “Separate Account”) comprised of Cash Management (formerly Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly Diversified Research), Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Invesco V.I. Global Multi-Asset Series II (formerly AIM V.I. PowerShares ETF Allocation Series II), Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (formerly Van Kampen LIT Global Tactical Asset Allocation Class II), AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, GE Investments Total Return Class 3, and PIMCO Global Multi-Asset — Advisor Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2010, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2011

J-1

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Reports
as of December 31, 2010

•	Pacific Select Fund

•	Pacific Select Variable Annuity
Separate Account of
Pacific Life Insurance Company

Form No. 302-11A